UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549


                             Form 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [ ]; Amendment Number:_____________

This Amendment           [ ]  is a restatement.
(Check only one.):
                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Seamans Capital Management, LLC

Address:   950 Winter Street, Suite 1400
           Waltham, MA 02451


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard F. Seamans

Title:     Managing Director

Phone:     781-890-5225


Signature, Place, and Date of Signing:

/s/ Richard F. Seamans           Waltham, MA               November 8, 2012
________________________       _______________             ________________
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0 (zero)

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   211,779
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

FORM 13F INFORMATION TABLE



COLUMN 1                                COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7     COLUMN 8
----------------------------------- ---------------- ---------- ---------- ----------------  -------------  -----------  -----------
                                                                                                                            VOTING
                                        TITLE OF                   VALUE     SHRS OR   SH/     INVESTMENT      OTHER       AUTHORITY
NAME OF ISSUER                           CLASS          CUSIP    (x$1000)    PRN AMT   PRN     DISCRETION     MANAGERS       SOLE
----------------------------------- ---------------- ---------- ---------- ---------- -----  -------------  -----------  -----------

Central Fund of Canada Class A      Class A          153501101  74,316     3,121,212  sh     sole           No           3,121,212
CurrencyShares Japanese Yen         Japanese Yen     23130A102  11,989     95,300     sh     sole           no           95,300
CurrencyShares Swiss Franc          Swiss Franc      23129V109  10,239     97,800     sh     sole           no           97,800
ProShares UltraShort                UltraSHRT
  20+ Year Treasury                 Treasury         74347B201  11,279     723,500    sh     sole           no           723,500
Sprott Physical Gold Trust          UNIT             85207H104  32,035     2,107,568  sh     sole           no           2,107,568
Agnico-Eagle Mines                  COM              008474108  298        5,750      sh     sole           no           5,750
Alpha Natural Resources             COM              02076X102  552        84,000     sh     sole           no           84,000
Anglogold Ashanti                   COM              035128206  105        3,000      sh     sole           no           3,000
Arch Coal                           COM              039380100  728        115,000    sh     sole           no           115,000
Banro                               COM              066800103  7,369      1,585,150  sh     sole           no           1,585,150
Baytex Energy                       COM              07317Q105  2,926      61,575     sh     sole           no           61,575
Cloud Peak Energy                   COM              18911Q102  588        32,500     sh     sole           no           32,500
DTE Energy                          COM              233331107  902        15,050     sh     sole           no           15,050
Franco-Nevada                       COM              351858105  392        6,650      sh     sole           no           6,650
Gold Fields ADR                     ADR              38059T106  6,314      491,325    sh     sole           no           491,325
Goldcorp                            COM              380956409  218        4,750      sh     sole           no           4,750
IAMGOLD US                          COM              450913108  9,373      592,850    sh     sole           no           592,850
Market Vectors Gold Miners          COM              57060U100  451        8,400      sh     sole           no           8,400
Market Vectors Junior Gold Miners   COM              57060U589  1,691      68,400     sh     sole           no           68,400
Newmont Mining                      COM              651639106  8,993      160,550    sh     sole           no           160,550
Penn West Petroleum                 COM              707887105  5,453      383,180    sh     sole           no           383,180
Powershares DB Agriculture Fund     COM              73936B408  103        3,500      sh     sole           no           3,500
Proshares Ultra DJ-UBS Crude Oil    ULT DJ UBS CRUDE 74347W650  78         2,500      sh     sole           no           2,500
Proshares Ultra Oil&Gas ETF         PSHS Ultra O&G   74347R719  1,476      30,250     sh     sole           no           30,250
Randgold Resources                  COM              752344309  10,330     83,985     sh     sole           no           83,985
Silver Wheaton                      COM              828336107  9,379      236,185    sh     sole           no           236,185
Silvercorp Metals                   COM              82835P103  56         8,600      sh     sole           no           8,600
Sprott Physical Silver Trust        COM              85207K107  205        14,500     sh     sole           no           14,500
Suncor                              COM              867224107  278        8,450      sh     sole           no           8,450
Sycamore Networks                   COM              871206405  18         1,200      sh     sole           no           1,200
Tahoe Resources                     COM              873868103  354        17,400     sh     sole           no           17,400
The Southern Company                COM              842587107  871        18,900     sh     sole           no           18,900
Utilities Select Sector SPDR        COM              81369Y886  913        25,085     sh     sole           no           25,085
Williams                            COM              969457100  4,276      122,275    sh     sole           no           122,275
XCEL Energy                         COM              98389B100  824        29,750     sh     sole           no           29,750
Yamana Gold                         COM              98462Y100  96         5,000      sh     sole           no           5,000
iPath DJ-UBS Grains Subindex        COM              06739H305  3,890      64,665     sh     sole           no           64,665
Arch Coal 10/10/2012 7 Call Option  CALL             39380900   4          200        sh     sole           no           200
FAZ 10/20/2012 16 Put Option        PUT              25459W954  6          500        sh     sole           no           500
Newmont Mining 01/18/2014 50 Call
  Option                            CALL             651639106  338        320        sh     sole           no           320
Newmont Mining 01/18/2014 60 Call
  Option                            CALL             651639106  599        990        sh     sole           no           990
Randgold 01/18/2014 100 Call Option CALL             752344909  169        50         sh     sole           no           50
Silver Wheaton 01/18/2014 35 Call
  Option                            CALL             828336907  230        220        sh     sole           no           220
Silver Wheaton 01/18/2014 45 Call
  Option                            CALL             828336907  1,078      1,725      sh     sole           no           1,725
